UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2000
Check here if Amendment [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive
		Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required item, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne		Beverly Hills, CA		February 5, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMNINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	106

Form 13F Information Table Value Total:	$240,829

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AES Corp                       COM              00130H105      598    10800 SH       SOLE                    10800
AON Corporation                COM              037389103      605    17658 SH       SOLE                     9408     8250
AXA ADR                        COM                             847    11800 SH       SOLE                    11800
Abbott Laboratories            COM              002824100      664    13700 SH       SOLE                     3500    10200
Advanced Micro Devices, Inc. U COM                             483    35000 SH       SOLE                    35000
Aegon N V-ADR                  COM              007924103      225     5431 SH       SOLE                     5431
Agilent Technologies, Inc.(spu COM                             313     5716 SH       SOLE                     5335      381
Alleghany Corp                 COM              017175100      315     1531 SH       SOLE                      244     1287
American General Corp          COM              026351106     1649    20232 SH       SOLE                    12132     8100
American Home Products Corp    COM              026609107      318     5000 SH       SOLE                     4000     1000
American Intl Group            COM              026874107      280     2838 SH       SOLE                     2838
Anheuser Busch Cos Inc         COM              035229103      455    10000 SH       SOLE                             10000
Apple Computers Inc            COM              037833100      595    40000 SH       SOLE                    40000
Arcata Corp (liquidating)      COM                               0    12000 SH       SOLE                     1000    11000
Ariba Inc Com                  COM              04033v104      568    10600 SH       SOLE                    10600
BP Amoco PLC Spons ADR         COM              055622104      572    11942 SH       SOLE                    11642      300
Bank One Corp                  COM              06423A103      749    20457 SH       SOLE                             20457
Barnes & Noble Inc             COM              067774109      848    32000 SH       SOLE                    28000     4000
Baxter Int'l Inc               COM              071813109      239     2703 SH       SOLE                     2703
BellSouth Corp                 COM              079860102     1012    24728 SH       SOLE                    24328      400
Berkshire Hathaway Cl B        COM              084670207      626      266 SH       SOLE                      266
Boeing Co                      COM              097023105      467     7080 SH       SOLE                     7080
Boston Properties Inc.         COM              101121101      261     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     6742    91184 SH       SOLE                    90216      968
Cendant Corp.                  COM              151313103      839    87200 SH       SOLE                    83200     4000
Cheung Kong Holding            COM              166744201      384    30000 SH       SOLE                    30000
Chevron Corp                   COM              166751107     2425    28719 SH       SOLE                    22944     5775
Cisco Systems Inc              COM              17275R102     1178    30800 SH       SOLE                    30800
CitiGroup Inc.                 COM              13218P105     6617   129587 SH       SOLE                    84587    45000
Clear Channel Communications,  COM              184502102      262     5400 SH       SOLE                     5400
Coca Cola Enterprises          COM              191219104     1710    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100    68971  1131840 SH       SOLE                    33631  1098209
Comcast Corp                   COM                             559    13400 SH       SOLE                    13400
Cypress Biosciences            COM              232674101       55    92308 SH       SOLE                             92308
Delta Airlines                 COM              247361108      390     7780 SH       SOLE                     7354      426
Electronic Data Sys Corp New   COM              285661104      259     4480 SH       SOLE                     1342     3138
Enron Corp.                    COM              293561106      332     4000 SH       SOLE                     2000     2000
Ericsson L.M. Telephone Co     COM                             294    26280 SH       SOLE                    26280
Excalibur Technologies Corp    COM              300651205      556    25000 SH       SOLE                             25000
Exxon Mobil Corporation        COM              302290101     6670    76720 SH       SOLE                    54467    22253
Federal National Mortage Assn  COM              313586109     2105    24270 SH       SOLE                    15970     8300
Federated Department Stores In COM              31410H101      893    25513 SH       SOLE                    25513
Fidelity National Financial, I COM                             323     8744 SH       SOLE                              8744
FleetBoston Financial Corp.    COM              338915101     1512    40251 SH       SOLE                    38220     2031
Ford Motor Cp DE NEW           COM              345370100     1483    63295 SH       SOLE                    45313    17982
Freddie Mac - Voting Common    COM              313400301    13382   194290 SH       SOLE                   166714    27576
Freeport McMoran Copper & Gold COM              35671D857      153    17904 SH       SOLE                    17904
Gemstar International Group Lt COM                             461    10000 SH       SOLE                     4000     6000
General Electric               COM              369604103    12636   263600 SH       SOLE                   215984    47616
General Motors Class H New     COM              370442832      717    31155 SH       SOLE                    30654      501
General Motors Corporation     COM              370442105      616    12100 SH       SOLE                    11528      572
Gillette Company               COM              375766102     1423    39388 SH       SOLE                    27088    12300
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
HCA - The Healtcare Company    COM                             695    15800 SH       SOLE                    15800
Halliburton Co.                COM                             442    12200 SH       SOLE                    12200
He-Ro Group                    COM              42979J107        6    20000 SH       SOLE                             20000
Hewlett Packard Co             COM              428236103     2400    76040 SH       SOLE                    68040     8000
Hugoton Royalty Trust Texas    COM                             197    13000 SH       SOLE                     8000     5000
Immunex Corp New               COM              452528102      374     9200 SH       SOLE                     9200
Intel Corp                     COM              458140100     4621   153720 SH       SOLE                   126120    27600
International Business Machine COM              459200101     7396    87008 SH       SOLE                    58804    28204
J.P. Morgan Chase & Co.        COM              16161A108     1676    36891 SH       SOLE                    36591      300
JDS Uniphase                   COM              46612j101      250     6000 SH       SOLE                     6000
Johnson & Johnson              COM              478160104     1904    18122 SH       SOLE                    17607      515
Kimberly-Clark                 COM              494368103     2931    41460 SH       SOLE                    41260      200
Loews Cos.                     COM              540424108     6255    60400 SH       SOLE                    39756    20644
May Department Stores Comp     COM              577778103     6130   187176 SH       SOLE                   152132    35044
McDonald's Corp                COM              580135101      328     9660 SH       SOLE                     9360      300
Meadowbrook Golf Inc           COM              583195102     1394   587050 SH       SOLE                   562050    25000
Merck & Co.                    COM              589331107    13699   146320 SH       SOLE                   127120    19200
Metlife Inc                    COM              59156r108      210     6000 SH       SOLE                     5000     1000
Microsoft Corp                 COM              594918104      386     8890 SH       SOLE                     8890
Motorola Inc.                  COM              620076109      734    36240 SH       SOLE                    36240
Mueller Industries Inc         COM              624756102      362    13500 SH       SOLE                             13500
Nestle ADR                     COM                             280     2400 SH       SOLE                              2400
Nokia                          COM                            1240    28500 SH       SOLE                    28400      100
Oceanic Exploration            COM                              22    65000 SH       SOLE                             65000
Oracle Corp                    COM              68389X105      744    25600 SH       SOLE                    25600
Pall Corp                      COM              696429307      249    11686 SH       SOLE                     8348     3338
Park Place Entertainment Corp( COM              700690100      384    32188 SH       SOLE                    32188
Payless Shoesource Inc         COM              704379106      256     3616 SH       SOLE                     3536       80
PepsiCo                        COM              713448108     2830    57100 SH       SOLE                    29100    28000
Pfizer, Inc.                   COM              717081103     7309   158890 SH       SOLE                    80840    78050
Philip Morris Companies        COM              718154107     6502   147780 SH       SOLE                    67980    79800
Procter & Gamble Co Com        COM              742718109     1163    14830 SH       SOLE                             14830
Providian Corp                 COM              74406A102      517     9000 SH       SOLE                     9000
Public Storage                 COM              74460D109      340    13971 SH       SOLE                     1488    12483
Reuters Group PLC Spons ADR    COM              76132m102      919     9329 SH       SOLE                     9329
Royal Dutch Petroleum NV ADR   COM              780257804     3561    58800 SH       SOLE                    32572    26228
SBC Communications Inc         COM              78387G103     1128    23625 SH       SOLE                    17379     6246
Singapore Airlines             COM              870794302     1028   103600 SH       SOLE                   103600
Sprint Corp (PCS Group)        COM                             331    16200 SH       SOLE                    16200
Sun Microsystems               COM              866810104     1578    56600 SH       SOLE                    56600
Swire Pacific Ltd Spons ADR Rp COM              870794302      288    40000 SH       SOLE                    40000
Target Corp. (frmly Dayton Hud COM              239753106      539    16700 SH       SOLE                    16700
Texaco Inc                     COM              881694103     2351    37851 SH       SOLE                    37665      186
Time Warner                    COM              887315109      710    13600 SH       SOLE                    13600
U.S. Bancorp (Formerly First B COM              902973106     2437    83500 SH       SOLE                    83200      300
USA Networks Inc (formerly HSN COM              902984103      389    20000 SH       SOLE                    20000
Venture Stores                 COM              92267K951        0    10861 SH       SOLE                     8934     1927
Verizon                        COM                             218     4352 SH       SOLE                     4152      200
Viacom Inc Cl B                COM              925524308     1468    31400 SH       SOLE                    31400
Vornado Realty Trust           COM              929042109      230     6000 SH       SOLE                              6000
WalMart Stores                 COM              931142103      818    15400 SH       SOLE                     5100    10300
News Corp Ltd ADR Voting Shs P                  652487802     1570    54005 SH       SOLE                    53280      725